Shareholder Report, Line Graph (Details) IT33_MassMutual Clinton Municipal Credit Opportunities Fund_Class Y_TSR Annual {Class Y} - USD ($)			12 Months Ended
	Sep. 30, 2024	Feb. 01, 2024	Sep. 30, 2025
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name			Class Y - without sales charge
Accumulated Value	$ 10,196	$ 10,000	$ 10,067
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Accumulated Value	10,225.68	10,000	$ 10,368.09
Bloomberg Municipal 65% High Grade/35% High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 65% High Grade/35% High Yield Index
Accumulated Value	$ 10,393.37	$ 10,000	$ 10,494.97